INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Deferred Tax Assets
Rental income received in advance	$ 202,497	$ 199,413
Net operating loss carryforward	2,247,196
Deferred revenue	743,750	946,033
Other	337,557	418,554
Deferred tax assets, net	3,531,000	1,564,000
Deferred Tax Liabilities
Unbilled receivables	888,489	1,149,631
Property and equipment	6,396,520	2,964,078
Unrealized gain on marketable securities	100,991	106,291
Deferred tax liabilities, net	$ 7,386,000	$ 4,220,000